FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135
                                   ---------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



Templeton Institutional Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

CONTENTS

TIFI Emerging Markets Series .........................................    3
TIFI Foreign Equity Series ...........................................   10
TIFI Foreign Smaller Companies Series ................................   15
TIFI Non-U.S. Core Equity Series .....................................   20
Notes to Statements of Investments ...................................   26

                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
     EMERGING MARKETS SERIES                                        INDUSTRY                      SHARES/RIGHTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 90.4%
     ARGENTINA 0.1%
   a Banco Macro Bansud SA, ADR ................                 Commercial Banks                        88,100    $   2,020,133
   a BBVA Banco Frances SA, ADR ................                 Commercial Banks                         4,200           33,180
   a Grupo Financiero Galicia SA, ADR ..........                 Commercial Banks                         8,000           61,680
                                                                                                                   -------------
                                                                                                                       2,114,993
                                                                                                                   -------------
     AUSTRIA 0.5%
     Wienerberger AG ...........................                 Building Products                      301,550       15,162,356
                                                                                                                   -------------

     BRAZIL 2.4%
     Centrais Eletricas Brasileiras SA
        (Non Taxable) ..........................                Electric Utilities                  844,670,000       18,971,508
     Centrais Eletricas Brasileiras SA
        (Taxable) ..............................                Electric Utilities                  523,418,000       11,756,104
     Companhia de Bebidas das Americas
        (AmBev) ................................                     Beverages                       31,354,000       11,816,435
     Embraer-Empresa Bras de Aeronautica SA ....                Aerospace & Defense                      34,196          307,535
     Souza Cruz SA (Non Taxable) ...............                      Tobacco                         1,975,316       30,041,549
                                                                                                                   -------------
                                                                                                                      72,893,131
                                                                                                                   -------------
     CHINA 11.3%
     Aluminum Corp. of China Ltd., H ...........                  Metals & Mining                    35,070,000       37,061,132
     Anhui Conch Cement Co. Ltd., H ............              Construction Materials                  8,854,000       12,779,875
   a China Construction Bank, H ................                 Commercial Banks                     1,920,000          896,971
 a,b China Construction Bank, H, 144A ..........                 Commercial Banks                    47,664,000       22,267,300
     China International Marine Containers
        (Group) Co. Ltd., B ....................                     Machinery                          531,646          522,776
   a China Life Insurance Co. Ltd., H ..........                     Insurance                        1,100,000        1,389,274
     China Mobile (Hong Kong) Ltd. .............        Wireless Telecommunication Services           9,679,000       50,830,826
     China Resources Enterprise Ltd. ...........                   Distributors                       7,266,000       14,982,505
   a China Shenhua Energy Co. Ltd., H ..........            Oil, Gas & Consumable Fuels               4,468,000        7,859,861
     China Travel International Investment
        Hong Kong Ltd. .........................           Hotels, Restaurants & Leisure             18,890,000        4,795,868
     Chongqing Changan Automobile Co. Ltd., B ..                    Automobiles                       5,498,286        2,692,650
     Citic Pacific Ltd. ........................             Industrial Conglomerates                    57,000          171,159
     CNOOC Ltd. ................................            Oil, Gas & Consumable Fuels              52,875,000       40,885,630
     Datang International Power Generation Co.
        Ltd., H ................................   Independent Power Producers & Energy Traders       2,848,000        1,798,478
     Denway Motors Ltd. ........................                    Automobiles                      46,069,000       17,959,871
     GOME Electrical Appliances Holdings Ltd. ..                 Specialty Retail                     2,780,000        3,099,060
     Huadian Power International Corp.
        Ltd., H ................................   Independent Power Producers & Energy Traders      28,260,000        7,557,172
     Huaneng Power International Inc., H .......   Independent Power Producers & Energy Traders      10,444,000        7,133,650
     PetroChina Co. Ltd., H ....................            Oil, Gas & Consumable Fuels              61,912,000       64,629,220
   b PetroChina Co. Ltd., H, 144A ..............            Oil, Gas & Consumable Fuels              16,358,000       17,075,927
     Shanghai Industrial Holdings Ltd. .........             Industrial Conglomerates                 7,249,000       15,227,716
     Travelsky Technology Ltd., H ..............                    IT Services                       7,864,000        8,361,160
                                                                                                                   -------------
                                                                                                                     339,978,081
                                                                                                                   -------------
     CROATIA 0.9%
   c Pliva d.d., GDR, Reg S ....................                  Pharmaceuticals                     1,453,900       28,031,192
                                                                                                                   -------------


                                         Quarterly Statements of Investments | 3

Templeton Institutional Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
     EMERGING MARKETS SERIES                                         INDUSTRY                     SHARES/RIGHTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     CZECH REPUBLIC 0.0% d
     Philip Morris CR AS .......................                     Tobacco                              2,083    $   1,424,095
                                                                                                                   -------------
     FINLAND 0.5%
     Nokian Renkaat OYJ ........................                 Auto Components                        806,180       14,211,970
                                                                                                                   -------------
     HONG KONG 1.9%
     Cheung Kong (Holdings) Ltd. ...............                   Real Estate                        2,538,000       26,902,744
     Cheung Kong Infrastructure Holdings Ltd. ..                Electric Utilities                    2,382,000        7,567,070
     Dairy Farm International Holdings Ltd. ....             Food & Staples Retailing                 3,187,519       11,156,316
     Hopewell Holdings Ltd. ....................          Transportation Infrastructure                  40,000          115,988
     MTR Corp. Ltd. ............................                   Road & Rail                        6,240,564       14,074,434
                                                                                                                   -------------
                                                                                                                      59,816,552
                                                                                                                   -------------
     HUNGARY 3.0%
     BorsodChem Rt. ............................                    Chemicals                           508,584        5,717,836
     Gedeon Richter Ltd. .......................                 Pharmaceuticals                        105,988       21,351,290
     Magyar Telekom Telecommunications .........      Diversified Telecommunication Services          4,988,793       22,320,453
     MOL Magyar Olaj-es Gazipari Rt. ...........           Oil, Gas & Consumable Fuels                  288,204       29,551,755
     OTP Bank. .................................                 Commercial Banks                       302,545       10,488,838
                                                                                                                   -------------
                                                                                                                      89,430,172
                                                                                                                   -------------
     INDIA 2.4%
     Gail India Ltd. ...........................                  Gas Utilities                       1,933,380       13,826,925
     Himatsingka Seide Ltd. ....................         Textiles Apparel & Luxury Goods              1,664,000        6,216,629
     Hindalco Industries Inc. ..................                 Metals & Mining                        348,400        1,428,440
     Hindustan Lever Ltd. ......................                Household Products                    1,202,557        7,358,568
     Hindustan Petroleum Corp. Ltd. ............           Oil, Gas & Consumable Fuels                3,357,524       24,362,798
     Indian Oil Corp Ltd. ......................           Oil, Gas & Consumable Fuels                  153,591        2,016,184
     Oil & Natural Gas Corp. Ltd. ..............           Oil, Gas & Consumable Fuels                  491,769       14,471,270
     Ranbaxy Laboratories Ltd. .................                 Pharmaceuticals                          7,150           69,347
     Reliance Industries Ltd. ..................           Oil, Gas & Consumable Fuels                  175,200        3,134,899
                                                                                                                   -------------
                                                                                                                      72,885,060
                                                                                                                   -------------
     INDONESIA 0.6%
     PT Astra International Tbk ................                   Automobiles                       10,817,000       13,391,796
     PT Bank Danamon Indonesia Tbk .............                 Commercial Banks                     7,893,500        4,169,561
                                                                                                                   -------------
                                                                                                                      17,561,357
                                                                                                                   -------------
     ISRAEL 0.1%
   a Check Point Software Technologies Ltd. ....                     Software                           146,200        2,926,924
   a Israel Discount Bank ......................                 Commercial Banks                         9,000           17,045
                                                                                                                   -------------
                                                                                                                       2,943,969
                                                                                                                   -------------
     LUXEMBOURG 0.0% d
   a Ternium SA, ADR ...........................                 Metals & Mining                          8,000          226,800
                                                                                                                   -------------


4 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
     EMERGING MARKETS SERIES                                         INDUSTRY                     SHARES/RIGHTS        VALUE
--------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     MALAYSIA 2.0%
     Kuala Lumpur Kepong Bhd. ..................                  Food Products                         219,800    $     560,973
     Maxis Communications Bhd. .................       Wireless Telecommunication Services            9,293,000       21,951,373
     Resorts World Bhd. ........................          Hotels, Restaurants & Leisure               3,836,000       13,747,984
     Sime Darby Bhd. ...........................             Industrial Conglomerates                 7,844,800       12,992,664
     Tanjong PLC ...............................          Hotels, Restaurants & Leisure               1,197,200        4,745,763
     YTL Power International Bhd. ..............                 Water Utilities                      8,677,656        5,112,680
                                                                                                                   -------------
                                                                                                                      59,111,437
                                                                                                                   -------------
     MEXICO 4.2%
     Alfa SA ...................................             Industrial Conglomerates                     2,000           11,420
     America Movil SA de CV, L, ADR ............       Wireless Telecommunication Services              180,200        6,173,652
     Fomento Economico Mexicano SA de CV,
        ADR ....................................                    Beverages                           335,006       30,706,650
     Grupo Bimbo SA de CV, A ...................                  Food Products                       1,513,034        4,949,599
   a Grupo Televisa SA .........................                      Media                           1,156,366        4,579,773
     Kimberly Clark de Mexico SA de CV, A ......                Household Products                   15,778,381       53,950,246
     Telefonos de Mexico SA de CV, L, ADR ......      Diversified Telecommunication Services          1,120,658       25,192,392
   a Wal-Mart de Mexico SA de CV, V ............             Food & Staples Retailing                    22,000           58,222
                                                                                                                   -------------
                                                                                                                     125,621,954
                                                                                                                   -------------
     PANAMA 0.3%
     Banco Latinoamericano de Exportaciones
        SA, E ..................................                 Commercial Banks                       470,100        7,996,401
                                                                                                                   -------------
     PHILIPPINES 1.1%
     San Miguel Corp., B .......................                    Beverages                        20,989,098       33,270,390
                                                                                                                   -------------
     POLAND 1.5%
     Polski Koncern Naftowy Orlen SA ...........           Oil, Gas & Consumable Fuels                1,118,171       20,346,712
     Telekomunikacja Polska SA .................      Diversified Telecommunication Services          3,653,893       24,947,028
                                                                                                                   -------------
                                                                                                                      45,293,740
                                                                                                                   -------------
     PORTUGAL 0.2%
   a Jeronimo Martins SGPS SA ..................             Food & Staples Retailing                   362,521        6,267,818
                                                                                                                   -------------
     RUSSIA 4.8%
     Gazprom ...................................           Oil, Gas & Consumable Fuels                  892,000        7,412,520
     LUKOIL, ADR ...............................           Oil, Gas & Consumable Fuels                  791,220       65,870,850
     Mining and Metallurgical Co.
        Norilsk Nickel .........................                 Metals & Mining                        375,900       35,447,370
     Mobile Telesystems, ADR ...................       Wireless Telecommunication Services              603,000       19,959,300
   a ZAO Polyus Gold Co. .......................                 Metals & Mining                        375,900       14,408,247
                                                                                                                   -------------
                                                                                                                     143,098,287
                                                                                                                   -------------
     SINGAPORE 1.6%
     ComfortDelGro Corp. Ltd. ..................                   Road & Rail                       16,213,000       16,856,664
     Fraser and Neave Ltd. .....................             Industrial Conglomerates                 2,551,318       31,262,862
                                                                                                                   -------------
                                                                                                                      48,119,526
                                                                                                                   -------------


                                         Quarterly Statements of Investments | 5

Templeton Institutional Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                           INDUSTRY                   SHARES/RIGHTS       VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      SOUTH AFRICA 10.3%
      Anglo American PLC ............................               Metals & Mining                    1,699,616   $  65,282,898
      Edgars Consolidated Stores Ltd. ...............               Specialty Retail                   1,504,093       9,390,517
    a Imperial Holdings Ltd. ........................           Air Freight & Logistics                  725,311      20,118,115
      JD Group Ltd. .................................               Specialty Retail                     114,719       1,737,997
      MTN Group Ltd. ................................     Wireless Telecommunication Services            581,500       5,800,852
      Nampak Ltd. ...................................            Containers & Packaging                1,739,051       4,724,916
      Nedbank Group Ltd. ............................               Commercial Banks                   2,166,957      45,149,331
    b Nedbank Group Ltd., 144A ......................               Commercial Banks                     254,187       5,296,078
      Old Mutual PLC ................................                  Insurance                      14,722,420      51,446,085
      Remgro Ltd. ...................................        Diversified Financial Services            3,303,544      72,340,380
      SABMiller PLC .................................                  Beverages                         531,896      10,439,484
      Sappi Ltd. ....................................           Paper & Forest Products                  952,124      14,211,590
      Sasol .........................................         Oil, Gas & Consumable Fuels                 33,100       1,250,981
    a Steinhoff International Holdings Ltd. .........              Household Durables                    565,000       2,034,550
                                                                                                                   -------------
                                                                                                                     309,223,774
                                                                                                                   -------------

      SOUTH KOREA 17.9%
      CJ Corp. ......................................                Food Products                       199,984      23,154,634
      Daewoo Shipbuilding & Marine Engineering
         Co. Ltd. ...................................                  Machinery                       1,246,860      33,043,426
      Hana Financial Group Inc. .....................               Commercial Banks                     920,716      43,588,675
      Hite Brewery Co. Ltd. .........................                  Beverages                          44,399       6,328,680
      Hyundai Development Co. .......................          Construction & Engineering                811,660      37,130,949
      Hyundai Motor Co. Ltd. ........................                 Automobiles                         13,860       1,165,401
      Kangwon Land Inc. .............................        Hotels, Restaurants & Leisure             1,764,897      34,874,721
      Kookmin Bank ..................................               Commercial Banks                      58,710       5,069,489
      Korea Gas Corp. ...............................                Gas Utilities                       326,770      10,879,442
      LG Card Co. Ltd. ..............................               Consumer Finance                     468,090      25,195,397
      LG Chem Ltd. ..................................                  Chemicals                         219,020       9,951,868
      LG Corp. ......................................           Industrial Conglomerates                 702,000      24,383,780
      LG Electronics Inc. ...........................              Household Durables                    258,740      20,983,597
      LG Petrochemical Co. Ltd. .....................                  Chemicals                         318,370       6,848,076
  a,b Lotte Shopping Co. Ltd., GDR, 144A ............               Multiline Retail                   1,389,000      28,030,020
      POSCO .........................................               Metals & Mining                       79,400      20,470,025
      Samsung Electronics Co. Ltd. ..................   Semiconductors & Semiconductor Equipment         188,840     122,440,385
      Samsung Fine Chemicals Co. Ltd. ...............                  Chemicals                         434,810      11,992,907
      Shinhan Financial Group Co. Ltd. ..............               Commercial Banks                     401,000      17,952,452
      SK Corp. ......................................         Oil, Gas & Consumable Fuels                419,470      28,147,423
      SK Telecom Co. Ltd. ...........................     Wireless Telecommunication Services            131,919      26,135,345
                                                                                                                   -------------
                                                                                                                     537,766,692
                                                                                                                   -------------

      SWEDEN 0.9%
      Oriflame Cosmetics SA, SDR ....................              Personal Products                     781,400      26,034,293
                                                                                                                   -------------

      TAIWAN 13.5%
      Acer Inc. .....................................           Computers & Peripherals                4,148,268       7,630,850
      Asustek Computer Inc. .........................           Computers & Peripherals                    7,000          18,981


6 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                           INDUSTRY                   SHARES/RIGHTS       VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      TAIWAN (CONTINUED)
      AU Optronics Corp. ............................      Electronic Equipment & Instruments          5,091,000   $   7,655,167
      BenQ Corp. ....................................           Computers & Peripherals                7,232,000       6,005,497
      China Motor Corp. .............................                 Automobiles                      4,012,000       4,079,497
      Chinatrust Financial Holding Co. Ltd. .........               Commercial Banks                  13,875,059       9,854,567
      Chunghwa Telecom Co. Ltd. .....................    Diversified Telecommunication Services       12,163,000      22,936,328
      D-Link Corp. ..................................           Communications Equipment              17,660,036      18,637,340
      Lite-On Technology Corp. ......................           Computers & Peripherals               19,220,880      26,651,248
      MediaTek Inc. .................................   Semiconductors & Semiconductor Equipment       3,291,200      38,079,916
      Mega Financial Holding Co. Ltd. ...............               Commercial Banks                  59,336,032      44,702,224
      Premier Image Technology Corp. ................         Leisure Equipment & Products            12,086,020      16,255,462
      President Chain Store Corp. ...................           Food & Staples Retailing               7,844,010      16,580,363
      Realtek Semiconductor Corp. ...................   Semiconductors & Semiconductor Equipment      17,214,450      19,254,469
      Siliconware Precision Industries Co. ..........   Semiconductors & Semiconductor Equipment       7,831,237      10,195,038
      Sunplus Technology Co. Ltd. ...................   Semiconductors & Semiconductor Equipment      12,015,260      16,549,027
      Synnex Technology International Corp. .........      Electronic Equipment & Instruments          9,565,130      10,624,975
      Taiwan Mobile Co. Ltd. ........................     Wireless Telecommunication Services         40,431,878      38,495,872
      Taiwan Semiconductor Manufacturing
         Co. Ltd. ...................................   Semiconductors & Semiconductor Equipment      21,909,056      43,340,155
      Uni-President Enterprises Corp. ...............                Food Products                    53,114,180      32,404,658
      United Microelectronics Corp. .................   Semiconductors & Semiconductor Equipment       5,655,000       3,572,056
    a Yageo Corp. ...................................      Electronic Equipment & Instruments          3,382,000       1,297,403
      Yang Ming Marine Transport Corp. ..............                    Marine                        2,764,000       1,686,301
      Yuanta Core Pacific Securities Co. ............               Capital Markets                   17,572,704      10,612,713
                                                                                                                   -------------
                                                                                                                     407,120,107
                                                                                                                   -------------
      THAILAND 3.0%
      Aromatics (Thailand) Public Co. Ltd., fgn. ....                  Chemicals                         417,100         288,617
      Bangkok Bank Public Co. Ltd., fgn. ............               Commercial Banks                   2,939,500       8,771,241
      BEC World Public Co. Ltd., fgn. ...............                    Media                         5,014,900       1,664,108
      Kasikornbank Public Co. Ltd., fgn. ............               Commercial Banks                  13,333,200      23,493,870
      Land and Houses Public Co. Ltd., fgn. .........              Household Durables                 22,311,831       4,821,077
      Siam Cement Public Co. Ltd., fgn. .............            Construction Materials                2,549,136      16,786,594
      Siam Commercial Bank Public Co.
         Ltd., fgn. .................................               Commercial Banks                   8,003,100      13,278,455
      Thai Airways International Public Co.
      Ltd., fgn. ....................................                   Airlines                       3,163,200       3,783,635
    a TMB Bank Public Co. Ltd., fgn. ................               Commercial Banks                 126,962,200      16,721,453
    a True Corp. Public Co. Ltd., rts., 3/28/08 .....    Diversified Telecommunication Services        2,088,420              --
                                                                                                                   -------------
                                                                                                                      89,609,050
                                                                                                                   -------------
      TURKEY 3.1%
      Arcelik AS, Br ................................              Household Durables                  4,183,860      34,541,351
      KOC Holding AS ................................           Industrial Conglomerates               3,193,700      16,983,975
      Migros Turk TAS ...............................           Food & Staples Retailing               1,245,399      15,469,069
      Tupras-Turkiye Petrol Rafineleri AS ...........         Oil, Gas & Consumable Fuels                979,100      17,258,959
      Turkiye Is Bankasi, C .........................               Commercial Banks                   1,107,874       9,228,850
                                                                                                                   -------------
                                                                                                                      93,482,204
                                                                                                                   -------------


                                         Quarterly Statements of Investments | 7

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                           INDUSTRY                   SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      UNITED KINGDOM 1.9%
      HSBC Holdings PLC .............................              Commercial Banks                    1,838,058   $   30,770,704
      Provident Financial PLC .......................              Consumer Finance                    2,280,230       27,972,292
                                                                                                                   --------------
                                                                                                                       58,742,996
                                                                                                                   --------------
      UNITED STATES 0.4%
      Avon Products Inc. ............................              Personal Products                     406,000       12,655,020
    a Taro Pharmaceutical Industries Ltd. ...........               Pharmaceuticals                       31,600          440,504
                                                                                                                   --------------
                                                                                                                       13,095,524
                                                                                                                   --------------
      TOTAL COMMON STOCKS
         (COST $1,771,218,777).......................                                                               2,720,533,921
                                                                                                                   --------------
      PREFERRED STOCKS 8.9%
      BRAZIL 8.7%
      Banco Bradesco SA, ADR, pfd ...................              Commercial Banks                    1,964,352       70,539,881
      Braskem SA, pfd., A ...........................                  Chemicals                         256,166        1,902,509
      Companhia Vale do Rio Doce, ADR, pfd., A ......               Metals & Mining                    1,465,700       63,362,211
      Petroleo Brasileiro SA, ADR, pfd ..............         Oil, Gas & Consumable Fuels              1,202,535       96,022,420
      Suzano Bahia Sul Papel e Celulose SA,
         pfd., A ....................................           Paper & Forest Products                  960,237        6,556,421
      Unibanco - Uniao de Bancos Brasileiros SA,
         GDR, pfd ...................................              Commercial Banks                      228,000       16,851,480
      Usinas Siderurgicas de Minas Gerais SA,
         pfd., A ....................................               Metals & Mining                      175,602        6,492,541
      Votorantim Celulose e Papel SA, ADR, pfd. .....           Paper & Forest Products                   57,700          933,586
                                                                                                                   --------------
                                                                                                                      262,661,049
                                                                                                                   --------------
      RUSSIA 0.2%
    a Surgutneftegaz, pfd. ..........................         Oil, Gas & Consumable Fuels              3,822,000        4,471,740
                                                                                                                   --------------
      TOTAL PREFERRED STOCKS
         (COST $132,567,264) ........................                                                                 267,132,789
                                                                                                                   --------------


8 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
      EMERGING MARKETS SERIES                                                                   PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (COST $332,692) 0.0% d
      UNITED STATES 0.0% d
    e U.S. Treasury Bill, 5/25/06 ...................                                           $        335,000   $      332,843
                                                                                                                   --------------
      TOTAL INVESTMENTS
         (COST $1,904,118,733) 99.3% ................                                                               2,987,999,553
      OTHER ASSETS, LESS LIABILITIES 0.7% ...........                                                                  22,339,981
                                                                                                                   --------------
      NET ASSETS 100.0% .............................                                                              $3,010,339,534
                                                                                                                   ==============

See Selected Portfolio Abbreviations on page 25.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $72,669,325, representing 2.41% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the value of this security was $28,031,192, representing 0.93% of net assets.

d Rounds to less than 0.01% of net assets.

e The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                             INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 92.2%
      AUSTRALIA 2.1%
      Alumina Ltd. ..................................               Metals & Mining                    6,912,015   $   36,659,305
      National Australia Bank Ltd. ..................               Commercial Banks                   2,903,680       78,352,246
      Qantas Airways Ltd. ...........................                   Airlines                      11,228,850       28,451,154
                                                                                                                   --------------
                                                                                                                      143,462,705
                                                                                                                   --------------
      BERMUDA 1.3%
      ACE Ltd. ......................................                  Insurance                       1,108,930       57,675,449
      XL Capital Ltd., A ............................                  Insurance                         450,020       28,850,782
                                                                                                                   --------------
                                                                                                                       86,526,231
                                                                                                                   --------------
      CANADA 2.4%
      Alcan Inc. ....................................               Metals & Mining                      740,843       33,897,017
      BCE Inc. ......................................    Diversified Telecommunication Services        2,469,060       59,477,335
      BCE Inc. (USD Traded) .........................    Diversified Telecommunication Services            5,920          142,435
    a Celestica Inc. ................................      Electronic Equipment & Instruments              9,815          112,381
      Husky Energy Inc. .............................         Oil, Gas & Consumable Fuels              1,074,190       64,989,530
                                                                                                                   --------------
                                                                                                                      158,618,698
                                                                                                                   --------------
      CHINA 1.1%
      China Mobile (Hong Kong) Ltd., fgn ............     Wireless Telecommunication Services          8,492,000       44,597,104
      China Telecom Corp. Ltd., H ...................    Diversified Telecommunication Services       89,754,000       31,809,406
                                                                                                                   --------------
                                                                                                                       76,406,510
                                                                                                                   --------------
      DENMARK 0.5%
    a Vestas Wind Systems AS ........................             Electrical Equipment                 1,111,445       27,700,182
  a,b Vestas Wind Systems AS, 144A ..................             Electrical Equipment                   340,168        8,477,897
                                                                                                                   --------------
                                                                                                                       36,178,079
                                                                                                                   --------------
      FINLAND 2.2%
      Stora Enso OYJ, R (EUR/FIM Traded) ............           Paper & Forest Products                1,673,625       25,752,603
      Stora Enso OYJ, R (SEK Traded) ................           Paper & Forest Products                2,814,636       43,003,542
      UPM-Kymmene OYJ ...............................           Paper & Forest Products                3,278,200       77,451,409
                                                                                                                   --------------
                                                                                                                      146,207,554
                                                                                                                   --------------
      FRANCE 7.5%
      Accor SA ......................................        Hotels, Restaurants & Leisure               494,470       28,499,180
      AXA SA ........................................                  Insurance                       2,311,148       81,093,413
      Compagnie Generale des Etablissements
         Michelin, B ................................               Auto Components                    1,341,820       84,295,092
      France Telecom SA .............................    Diversified Telecommunication Services        3,183,580       71,590,106
      Sanofi-Aventis ................................               Pharmaceuticals                    1,106,500      105,239,879
      Sanofi-Aventis, ADR ...........................               Pharmaceuticals                        6,813          323,277
      Suez SA .......................................               Multi-Utilities                    2,075,810       81,789,472
      Suez SA, ADR ..................................               Multi-Utilities                        7,250          286,013
      Total SA, B ...................................         Oil, Gas & Consumable Fuels                201,687       53,198,036
                                                                                                                   --------------
                                                                                                                      506,314,468
                                                                                                                   --------------


10 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                             INDUSTRY                       SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      GERMANY 8.9%
      BASF AG .......................................                  Chemicals                         534,020   $   41,849,165
      BASF AG, ADR ..................................                  Chemicals                           6,430          504,112
      Bayer AG, Br. .................................                  Chemicals                       1,039,720       41,696,890
      Bayerische Motoren Werke AG ...................                 Automobiles                      1,647,950       90,847,858
      Celesio AG ....................................       Health Care Providers & Services           1,178,552      111,193,190
      Deutsche Post AG ..............................           Air Freight & Logistics                3,524,380       88,092,964
      E.ON AG .......................................              Electric Utilities                    956,750      105,313,166
      Muenchener Rueckversicherungs-Gesellschaft
         AG .........................................                  Insurance                         321,287       45,583,673
      Siemens AG ....................................           Industrial Conglomerates                 815,230       75,986,274
                                                                                                                   --------------
                                                                                                                      601,067,292
                                                                                                                   --------------
      HONG KONG 1.9%
      Cheung Kong (Holdings) Ltd. ...................                 Real Estate                      2,550,000       27,029,944
      Cheung Kong (Holdings) Ltd., ADR ..............                 Real Estate                         31,535          334,270
      Hutchison Whampoa Ltd. ........................           Industrial Conglomerates               5,342,550       48,988,322
      Hutchison Whampoa Ltd., ADR ...................           Industrial Conglomerates                   4,795          222,008
      Swire Pacific Ltd., A .........................                 Real Estate                      5,440,500       53,251,967
      Swire Pacific Ltd., B .........................                 Real Estate                        154,500          280,748
                                                                                                                   --------------
                                                                                                                      130,107,259
                                                                                                                   --------------
      INDIA 3.6%
      Housing Development Finance Corp. Ltd. ........          Thrifts & Mortgage Finance              3,668,470      110,140,659
      ICICI Bank Ltd. ...............................               Commercial Banks                   4,935,848       65,358,392
      Satyam Computer Services Ltd. .................                 IT Services                      3,347,536       63,881,519
      Satyam Computer Services Ltd., ADR ............                 IT Services                         47,700        2,087,352
                                                                                                                   --------------
                                                                                                                      241,467,922
                                                                                                                   --------------
      ISRAEL 0.6%
    a Check Point Software Technologies Ltd. ........                   Software                       2,073,240       41,506,265
                                                                                                                   --------------
      ITALY 1.6%
      Eni SpA .......................................         Oil, Gas & Consumable Fuels              2,433,040       69,216,018
      UniCredito Italiano SpA .......................               Commercial Banks                   5,363,030       38,759,658
                                                                                                                   --------------
                                                                                                                      107,975,676
                                                                                                                   --------------
      JAPAN 5.8%
      Fuji Photo Film Co. Ltd. ......................         Leisure Equipment & Products             1,053,900       35,194,179
      Hitachi Ltd. ..................................      Electronic Equipment & Instruments          6,516,000       46,121,664
      Hitachi Ltd., ADR .............................      Electronic Equipment & Instruments              2,275          161,093
      KDDI Corp. ....................................     Wireless Telecommunication Services              6,403       34,222,603
      Mabuchi Motor Co. Ltd. ........................      Electronic Equipment & Instruments            650,600       33,501,602
      NEC Corp. .....................................           Computers & Peripherals                3,873,000       27,216,476
      NEC Corp., ADR ................................           Computers & Peripherals                   14,625          102,960
      Nintendo Co. Ltd. .............................                   Software                         230,300       34,441,773
      Nippon Telegraph & Telephone Corp., ADR .......    Diversified Telecommunication Services            6,815          146,863
      Nomura Holdings Inc. ..........................               Capital Markets                    1,731,200       38,614,947
      Sompo Japan Insurance Inc. ....................                  Insurance                       3,473,000       50,375,247


                                        Quarterly Statements of Investments | 11

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                             INDUSTRY                         SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      JAPAN (CONTINUED)
      SONY Corp. ....................................              Household Durables                  1,023,100   $   47,379,828
      SONY Corp., ADR ...............................              Household Durables                      4,405          202,938
      Takeda Pharmaceutical Co. Ltd. ................               Pharmaceuticals                      763,500       43,532,183
                                                                                                                   --------------
                                                                                                                      391,214,356
                                                                                                                   --------------
      MEXICO 1.0%
      Telefonos de Mexico SA de CV, L, ADR ..........    Diversified Telecommunication Services        2,933,954       65,955,286
                                                                                                                   --------------
      NETHERLANDS 6.1%
      Akzo Nobel NV, ADR ............................                  Chemicals                           5,290          279,048
      ING Groep NV ..................................        Diversified Financial Services            2,548,410      100,657,506
      ING Groep NV, ADR .............................        Diversified Financial Services               12,965          510,821
      Koninklijke Philips Electronics NV ............              Household Durables                  2,954,061       99,822,223
      Koninklijke Philips Electronics NV,
         (N.Y. shs.) ................................              Household Durables                     11,935          401,613
      SBM Offshore NV ...............................         Energy Equipment & Services                603,625       60,519,382
      Unilever NV ...................................                Food Products                     1,093,340       75,904,780
      Unilever NV, (N.Y. shs.) ......................                Food Products                         2,540          175,819
      VNU NV ........................................                    Media                         1,211,760       39,390,959
      Wolters Kluwer NV .............................                    Media                         1,499,375       37,386,508
                                                                                                                   --------------
                                                                                                                      415,048,659
                                                                                                                   --------------
      NORWAY 0.8%
      Telenor ASA ...................................    Diversified Telecommunication Services        5,272,050       56,694,763
                                                                                                                   --------------
      PORTUGAL 0.8%
      Portugal Telecom SGPS SA ......................    Diversified Telecommunication Services        4,496,290       54,531,527
                                                                                                                   --------------
      SINGAPORE 0.8%
      DBS Group Holdings Ltd. .......................               Commercial Banks                   5,624,185       56,734,360
      DBS Group Holdings Ltd., ADR ..................               Commercial Banks                       7,605          306,864
                                                                                                                   --------------
                                                                                                                       57,041,224
                                                                                                                   --------------
      SOUTH AFRICA 1.3%
      Sappi Ltd. ....................................           Paper & Forest Products                3,237,666       48,326,038
      Sappi Ltd., ADR ...............................           Paper & Forest Products                2,726,730       40,219,268
                                                                                                                   --------------
                                                                                                                       88,545,306
                                                                                                                   --------------
      SOUTH KOREA 7.0%
      Kookmin Bank ..................................               Commercial Banks                     900,573       77,762,646
      Kookmin Bank, ADR .............................               Commercial Banks                     216,498       18,514,909
      Korea Electric Power Corp. ....................              Electric Utilities                  1,146,540       48,143,706
      Korea Electric Power Corp., ADR ...............              Electric Utilities                     12,195          263,412
      KT Corp., ADR .................................    Diversified Telecommunication Services          903,955       19,254,241
      LG Electronics Inc. ...........................              Household Durables                    938,340       76,098,587
      POSCO .........................................               Metals & Mining                      224,020       57,754,346
      POSCO, ADR ....................................               Metals & Mining                        4,080          260,304
      Samsung Electronics Co. Ltd. ..................   Semiconductors & Semiconductor Equipment         270,520      175,400,195
                                                                                                                   --------------
                                                                                                                      473,452,346
                                                                                                                   --------------


12 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                             INDUSTRY                        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      SPAIN 5.1%
      Banco Santander Central Hispano SA ............               Commercial Banks                   4,618,890   $   67,434,778
      Endesa SA .....................................              Electric Utilities                  1,635,640       52,793,592
      Iberdrola SA, Br. .............................              Electric Utilities                  2,011,074       64,911,484
      Repsol YPF SA .................................         Oil, Gas & Consumable Fuels              2,520,610       71,585,082
      Telefonica SA .................................    Diversified Telecommunication Services        5,433,139       85,247,147
      Telefonica SA, ADR ............................    Diversified Telecommunication Services            8,892          417,657
                                                                                                                   --------------
                                                                                                                      342,389,740
                                                                                                                   --------------
      SWEDEN 8.0%
      Atlas Copco AB, A .............................                  Machinery                       4,621,920      129,957,564
      Autoliv Inc. ..................................               Auto Components                      830,940       47,014,585
      Autoliv Inc., SDR .............................               Auto Components                        9,100          516,415
      Electrolux AB, B ..............................              Household Durables                  2,311,080       66,317,406
      ForeningsSparbanken AB (Swedbank), A ..........               Commercial Banks                   1,405,980       39,623,122
      Nordea Bank AB, FDR ...........................               Commercial Banks                   8,593,898      106,622,637
      Securitas AB, B ...............................        Commercial Services & Supplies            1,926,540       37,102,597
      Svenska Cellulosa AB, B .......................           Paper & Forest Products                1,294,903       56,858,889
      Volvo AB, B ...................................                  Machinery                       1,227,585       57,449,219
                                                                                                                   --------------
                                                                                                                      541,462,434
                                                                                                                   --------------
      SWITZERLAND 3.4%
      Adecco SA .....................................        Commercial Services & Supplies            1,031,040       57,589,622
      Lonza Group AG ................................                  Chemicals                         420,110       28,780,394
      Nestle SA .....................................                Food Products                       267,320       79,319,793
      Nestle SA, ADR ................................                Food Products                         2,310          171,055
      Swiss Reinsurance Co. .........................                  Insurance                         871,120       60,846,488
      Swiss Reinsurance Co., ADR ....................                  Insurance                           3,295          230,151
      UBS AG ........................................               Capital Markets                        4,755          522,907
                                                                                                                   --------------
                                                                                                                      227,460,410
                                                                                                                   --------------
      TAIWAN 0.8%
      Chunghwa Telecom Co. Ltd., ADR ................    Diversified Telecommunication Services        1,223,460       23,967,582
    b Compal Electronics Inc., GDR, 144A ............           Computers & Peripherals                4,162,317       21,560,802
    c Compal Electronics Inc., GDR, Reg S ...........           Computers & Peripherals                1,103,174        5,714,441
                                                                                                                   --------------
                                                                                                                       51,242,825
                                                                                                                   --------------
      UNITED KINGDOM 17.3%
      Amvescap PLC ..................................               Capital Markets                    3,236,560       30,178,329
      BAE Systems PLC ...............................             Aerospace & Defense                  5,617,238       41,037,811
      Boots Group PLC ...............................           Food & Staples Retailing               2,235,882       27,932,954
      BP PLC ........................................         Oil, Gas & Consumable Fuels              4,940,110       56,698,989
    a British Airways PLC ...........................                   Airlines                       9,058,170       55,559,698
    a British Airways PLC, ADR ......................                   Airlines                           8,225          504,768
      British Sky Broadcasting Group PLC ............                    Media                         6,149,950       57,663,710
      Cadbury Schweppes PLC .........................                Food Products                     5,278,910       52,429,718
      Compass Group PLC .............................        Hotels, Restaurants & Leisure            14,860,370       58,894,894
      GlaxoSmithKline PLC ...........................               Pharmaceuticals                    2,786,240       72,810,206
      HSBC Holdings PLC .............................               Commercial Banks                   3,254,421       54,481,862


                                        Quarterly Statements of Investments | 13

Templeton Institutional Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
      FOREIGN EQUITY SERIES                                             INDUSTRY                     SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      UNITED KINGDOM (CONTINUED)
      HSBC Holdings PLC, ADR ........................               Commercial Banks                       3,790   $      317,526
      National Grid PLC .............................                Multi-Utilities                   4,010,399       39,900,601
      Pearson PLC ...................................                     Media                        3,511,000       48,648,668
      Rentokil Initial PLC ..........................        Commercial Services & Supplies            6,043,130       16,395,294
    a Rolls-Royce Group PLC .........................              Aerospace & Defense                13,555,704      107,801,497
    a Rolls-Royce Group PLC, B ......................              Aerospace & Defense               729,296,875        1,291,643
      Royal Bank of Scotland Group PLC ..............               Commercial Banks                   2,923,660       95,082,782
      Royal Dutch Shell PLC, B, ADR .................          Oil, Gas & Consumable Fuels             1,415,307       92,207,251
      Shire PLC .....................................                Pharmaceuticals                   2,293,320       35,181,022
      Shire PLC, ADR ................................                Pharmaceuticals                       8,590          399,349
      Smiths Group PLC ..............................           Industrial Conglomerates               2,980,820       50,877,587
      Standard Chartered PLC ........................               Commercial Banks                   2,715,610       67,522,366
      Vodafone Group PLC ............................      Wireless Telecommunication Services        36,522,370       76,415,812
      Yell Group PLC ................................                     Media                        3,309,540       31,289,798
                                                                                                                   --------------
                                                                                                                    1,171,524,135
                                                                                                                   --------------
      UNITED STATES 0.3%
      News Corp., A .................................                     Media                        1,089,919       18,103,555
                                                                                                                   --------------
      TOTAL COMMON STOCKS
         (COST $3,596,922,177) ......................                                                               6,230,505,225
                                                                                                                   --------------

                                                                                                ----------------
                                                                                                SHARES/PRINCIPAL
                                                                                                     AMOUNT
                                                                                                ----------------
      SHORT TERM INVESTMENTS 7.6%
      UNITED STATES 7.6%
    d Franklin Institutional Fiduciary Trust Money
         Market Portfolio, 4.36% ....................                                                167,117,611      167,117,611
    e U.S. Treasury Bills, 4/13/06 - 6/29/06 ........                                           $    349,266,000      347,904,370
                                                                                                                   --------------
      TOTAL SHORT TERM INVESTMENTS
         (COST $514,900,976) ........................                                                                 515,021,981
                                                                                                                   --------------
      TOTAL INVESTMENTS
         (COST $4,111,823,153) 99.8% ................                                                              $6,745,527,206
      OTHER ASSETS, LESS LIABILITIES 0.2% ...........                                                                  14,786,839
                                                                                                                   --------------
      NET ASSETS 100.0% .............................                                                              $6,760,314,045
                                                                                                                   ==============

See Selected Currency and Portfolio Abbreviations on page 25.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $30,038,699, representing 0.44% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the value of these securities was $5,714,441, representing 0.08% of net assets.

d The Franklin Institutional Fiduciary Trust Market Portfolio is managed by an affilate of the Funds' investment manager. The rate shown is the annualized seven-day yield at period end.

e The security is traded on a discount basis with no stated coupon rate.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                        SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 91.5%
      AUSTRALIA 4.0%
      Billabong International Ltd. ..................         Textiles Apparel & Luxury Goods               87,656   $   953,645
      Downer EDI Ltd. ...............................          Commercial Services & Supplies              232,245     1,474,454
      Iluka Resources Ltd. ..........................                 Metals & Mining                      235,139     1,319,478
      PaperlinX Ltd. ................................             Paper & Forest Products                  719,276     1,940,878
      Repco Corp. Ltd. ..............................                   Distributors                        36,000        57,718
                                                                                                                     -----------
                                                                                                                       5,746,173
                                                                                                                     -----------
      BAHAMAS 0.6%
    a Steiner Leisure Ltd. ..........................          Diversified Consumer Services                21,090       854,145
                                                                                                                     -----------
      BELGIUM 1.2%
      Barco NV ......................................        Electronic Equipment & Instruments             20,740     1,770,309
                                                                                                                     -----------
      BERMUDA 0.4%
    a Weatherford International Ltd. ................           Energy Equipment & Services                 11,732       536,739
                                                                                                                     -----------
      BRAZIL 2.3%
  a,b Companhia de Saneamento de Minas Gerais,
         144A .......................................                 Water Utilities                      141,900     1,575,577
    b Lojas Renner SA, 144A .........................                 Multiline Retail                      32,400     1,761,438
                                                                                                                     -----------
                                                                                                                       3,337,015
                                                                                                                     -----------
      CANADA 10.6%
      CAE Inc. ......................................               Aerospace & Defense                    261,920     2,059,024
      Domtar Inc. ...................................             Paper & Forest Products                  103,950       738,844
    a Dorel Industries Inc., B ......................                Household Durables                     16,600       454,892
    a GSI Group Inc. ................................        Electronic Equipment & Instruments            151,050     1,669,102
      Legacy Hotels .................................                   Real Estate                        204,730     1,463,922
      Linamar Corp. .................................                 Auto Components                      106,490     1,322,291
      MDS Inc. ......................................         Health Care Providers & Services             115,390     2,077,069
      North West Company Fund .......................          Diversified Financial Services               54,150     1,824,708
    a Open Text Corp. ...............................           Internet Software & Services                87,800     1,438,334
      Precision Drilling Trust ......................           Energy Equipment & Services                 28,080       905,581
      Quebecor World Inc. ...........................          Commercial Services & Supplies               70,980       696,580
      Transcontinental Inc., B ......................          Commercial Services & Supplies               25,630       433,477
                                                                                                                     -----------
                                                                                                                      15,083,824
                                                                                                                     -----------
      CHINA 6.0%
      Bio-Treat Technology Ltd. .....................          Commercial Services & Supplies              707,000       529,424
      China Oilfield Services Ltd. ..................           Energy Equipment & Services              3,454,000     1,758,282
    a China Pharmaceutical Group Ltd. ...............                 Pharmaceuticals                    3,168,000       543,008
      China Resources Power Holdings Co. Ltd. .......   Independent Power Producers & Energy Traders     2,036,000     1,482,502
      Chitaly Holdings Ltd. .........................                Household Durables                     40,000        19,847
      People's Food Holdings Ltd. ...................                  Food Products                     1,948,000     1,555,169
      TCL Multimedia Technology Holdings Ltd. .......                Household Durables                  3,926,000       612,216
      Travelsky Technology Ltd., H ..................                   IT Services                      1,153,000     1,225,892
    a Weiqiao Textile Co. Ltd. ......................         Textiles Apparel & Luxury Goods              488,500       739,727
                                                                                                                     -----------
                                                                                                                       8,466,067
                                                                                                                     -----------


                                        Quarterly Statements of Investments | 15

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      DENMARK 1.5%
    a Vestas Wind Systems AS ........................               Electrical Equipment                    68,440   $    1,705,708
  a,b Vestas Wind Systems AS, 144A ..................               Electrical Equipment                    14,740          367,360
                                                                                                                     --------------
                                                                                                                          2,073,068
                                                                                                                     --------------
      FINLAND 3.5%
      Amer Sports OYJ ...............................           Leisure Equipment & Products               109,180        2,227,637
      Huhtamaki OYJ .................................              Containers & Packaging                   67,870        1,282,808
      KCI Konecranes OYJ ............................                     Machinery                         41,560          715,028
      Metso OYJ .....................................                     Machinery                         19,270          743,619
                                                                                                                     --------------
                                                                                                                          4,969,092
                                                                                                                     --------------
      GERMANY 2.1%
      Celesio AG ....................................         Health Care Providers & Services               5,490          517,967
    a Jenoptik AG ...................................     Semiconductors & Semiconductor Equipment         118,490        1,066,669
      Vossloh AG ....................................                     Machinery                         28,030        1,425,689
                                                                                                                     --------------
                                                                                                                          3,010,325
                                                                                                                     --------------
      HONG KONG 6.3%
      Asia Satellite Telecommunications Holdings
         Ltd. .......................................      Diversified Telecommunication Services          318,000          577,850
      Dah Sing Financial Group ......................                 Commercial Banks                     137,600        1,083,500
      Fountain Set (Holdings) Ltd. ..................          Textiles Apparel & Luxury Goods           1,400,000          617,956
      Giordano International Ltd. ...................                 Specialty Retail                   1,694,000          938,752
      Hang Lung Group Ltd. ..........................                    Real Estate                       355,000          809,787
      Hopewell Holdings Ltd. ........................           Transportation Infrastructure              384,000        1,113,481
      Lerado Group (Holding) Co. Ltd. ...............           Leisure Equipment & Products             3,565,186          227,435
      Ngai Lik Industrial Holding Ltd. ..............                Household Durables                  2,832,000          401,472
      Techtronic Industries Co. Ltd. ................                Household Durables                    680,000        1,222,509
      Texwinca Holdings Ltd. ........................          Textiles Apparel & Luxury Goods             667,000          511,460
      Yue Yuen Industrial Holdings Ltd. .............          Textiles Apparel & Luxury Goods             501,000        1,475,343
                                                                                                                     --------------
                                                                                                                          8,979,545
                                                                                                                     --------------
      INDIA 0.8%
      Tata Motors Ltd., ADR .........................                     Machinery                         51,220        1,067,425
                                                                                                                     --------------
      INDONESIA 0.5%
      PT Indosat Tbk ................................      Diversified Telecommunication Services        1,215,400          688,820
                                                                                                                     --------------
      ISRAEL 1.0%
    a Orbotech Ltd. .................................        Electronic Equipment & Instruments             54,930        1,352,926
                                                                                                                     --------------


16 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      JAPAN 6.1%
      Japan Airport Terminal Co. Ltd. ...............           Transportation Infrastructure               80,000   $      756,596
      Meitec Corp. ..................................          Commercial Services & Supplies               51,500        1,693,546
      Nichii Gakkan Co. .............................         Health Care Providers & Services              47,900        1,111,161
      Sangetsu Co. Ltd. .............................                Household Durables                     29,300          836,538
      Sohgo Security Services Co. Ltd. ..............          Commercial Services & Supplies              136,200        2,183,876
      Tokyo Individualized Educational Institute
         Inc. .......................................           Diversified Consumer Services              168,840        2,088,890
                                                                                                                     --------------
                                                                                                                          8,670,607
                                                                                                                     --------------
      LUXEMBOURG 0.4%
    a Thiel Logistik AG .............................                    IT Services                       149,260          616,676
                                                                                                                     --------------
      MEXICO 0.8%
      Grupo Aeroportuario del Sureste SA de CV,
         ADR ........................................           Transportation Infrastructure               31,810        1,061,818
                                                                                                                     --------------
      NETHERLANDS 9.3%
      Aalberts Industries NV ........................             Industrial Conglomerates                  34,657        2,555,117
      Arcadis NV ....................................            Construction & Engineering                 17,400          745,875
    a Draka Holding NV ..............................               Electrical Equipment                    88,180        1,656,003
  a,b Draka Holding NV, 144A ........................               Electrical Equipment                    15,715          295,125
      Imtech NV .....................................            Construction & Engineering                 34,000        1,738,404
      Oce NV ........................................                Office Electronics                     13,160          238,691
      OPG Groep NV ..................................         Health Care Providers & Services              24,110        2,166,046
      SBM Offshore NV ...............................            Energy Equipment & Services                12,950        1,298,366
      Vedior NV .....................................          Commercial Services & Supplies              132,640        2,598,626
                                                                                                                     --------------
                                                                                                                         13,292,253
                                                                                                                     --------------
      NORWAY 1.0%
      Prosafe ASA ...................................            Energy Equipment & Services                28,210        1,473,798
                                                                                                                     --------------
      RUSSIA 0.4%
  a,b Pyaterochka Holding NV, GDR, 144A .............             Food & Staples Retailing                  36,528          597,233
                                                                                                                     --------------
      SINGAPORE 1.9%
      Huan Hsin Holdings Ltd. .......................        Electronic Equipment & Instruments          1,516,000          525,395
      Osim International Ltd. .......................                 Specialty Retail                     977,800        1,180,005
      Venture Corp. Ltd. ............................        Electronic Equipment & Instruments            131,000        1,037,720
                                                                                                                     --------------
                                                                                                                          2,743,120
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 17

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                        SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      SOUTH KOREA 6.3%
      Bank of Pusan .................................                 Commercial Banks                     186,080   $    2,719,432
      Daeduck Electronics Co. Ltd. ..................        Electronic Equipment & Instruments             72,480          691,494
      Daegu Bank Co. Ltd. ...........................                 Commercial Banks                     163,580        3,055,603
      Halla Climate Control Corp. ...................                 Auto Components                      162,580        1,551,090
      Hansol Paper Co. Ltd. .........................             Paper & Forest Products                   66,450          923,249
      Sindo Ricoh Co. ...............................                Office Electronics                      1,200           54,402
      Youngone Corp. ................................         Textiles Apparel & Luxury Goods                3,722           15,054
                                                                                                                     --------------
                                                                                                                          9,010,324
                                                                                                                     --------------
      SPAIN 1.0%
      Sol Melia SA ..................................          Hotels, Restaurants & Leisure                91,738        1,422,717
                                                                                                                     --------------
      SWEDEN 1.7%
      D. Carnegie & Co. AB ..........................                 Capital Markets                      115,310        2,427,984
                                                                                                                     --------------
      SWITZERLAND 4.5%
      Gurit Heberlein AG, Br. .......................                    Chemicals                           1,210        1,298,831
    a Kuoni Reisen Holding AG, B ....................          Hotels, Restaurants & Leisure                 2,590        1,342,411
      SIG Holding AG ................................                    Machinery                           3,210          684,209
      Verwaltungs-und Privat-Bank AG ................                 Capital Markets                        6,760        1,440,890
      Vontobel Holding AG ...........................                 Capital Markets                       40,680        1,568,874
                                                                                                                     --------------
                                                                                                                          6,335,215
                                                                                                                     --------------
      TAIWAN 4.6%
      AcBel Polytech Inc. ...........................               Electrical Equipment                 1,779,988          828,182
      D-Link Corp. ..................................             Communications Equipment               1,932,200        2,039,128
      Fu Sheng Industrial Co. Ltd. ..................             Industrial Conglomerates                 880,200        1,037,396
      Giant Manufacturing Co. Ltd. ..................           Leisure Equipment & Products               515,000          942,595
      KYE Systems Corp. .............................             Computers & Peripherals                1,234,840        1,055,858
      Taiwan Fu Hsing ...............................                Building Products                     617,110          666,473
      Test-Rite International Co. Ltd. ..............                   Distributors                         9,000            6,115
                                                                                                                     --------------
                                                                                                                          6,575,747
                                                                                                                     --------------
      THAILAND 2.6%
      BEC World Public Co. Ltd., fgn. ...............                      Media                         1,673,200          555,223
      Glow Energy Public Co. Ltd., fgn. .............   Independent Power Producers & Energy Traders       708,000          537,260
    b Glow Energy Public Co. Ltd., fgn., 144A .......   Independent Power Producers & Energy Traders     1,271,300          964,716
    a Total Access Communication Public Co. Ltd. ....       Wireless Telecommunication Services            410,000        1,615,400
                                                                                                                     --------------
                                                                                                                          3,672,599
                                                                                                                     --------------


18 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
      FOREIGN SMALLER COMPANIES SERIES                                    INDUSTRY                     SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      UNITED KINGDOM 10.1%
      Bodycote International PLC ....................                    Machinery                         441,480   $    2,115,716
    b Bodycote International PLC, 144A ..............                    Machinery                          35,200          168,690
      Burberry Group PLC ............................         Textiles Apparel & Luxury Goods              156,510        1,259,589
    a Cambridge Antibody Technology Group PLC .......                  Biotechnology                        80,210        1,084,237
      DS Smith PLC ..................................              Containers & Packaging                  360,250        1,129,064
      DX Services PLC ...............................             Air Freight & Logistics                  255,380        1,471,076
      Electrocomponents PLC .........................        Electronic Equipment & Instruments            209,920        1,020,585
      Game Group PLC ................................                 Specialty Retail                   1,122,180        1,583,154
      Homeserve PLC .................................          Commercial Services & Supplies               69,716        1,755,245
      John Wood Group PLC ...........................           Energy Equipment & Services                353,390        1,552,430
      Yule Catto & Company PLC ......................                    Chemicals                         251,110        1,250,272
                                                                                                                     --------------
                                                                                                                         14,390,058
                                                                                                                     --------------
      TOTAL COMMON STOCKS
        (COST $95,139,065) ..........................                                                                   130,225,622
                                                                                                                     --------------
      PREFERRED STOCKS 1.3%
      BRAZIL 0.5%
      Aracruz Celulose SA, ADR, pfd. ................             Paper & Forest Products                   13,370          707,808
                                                                                                                     --------------
      GERMANY 0.8%
      Hugo Boss AG, pfd. ............................         Textiles Apparel & Luxury Goods               29,430        1,229,466
                                                                                                                     --------------
      TOTAL PREFERRED STOCKS (COST $847,627) ........                                                                     1,937,274
                                                                                                                     --------------
      SHORT TERM INVESTMENTS
        (COST $8,637,163) 6.1%

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
      UNITED STATES 6.1%
    c U.S. Treasury Bills, 4/06/06-7/06/06 ..........                                             $      8,711,000        8,640,842
                                                                                                                     --------------
      TOTAL INVESTMENTS (COST $104,623,855)
        98.9% .......................................                                                                   140,803,738
      OTHER ASSETS, LESS LIABILITIES 1.1% ...........                                                                     1,533,415
                                                                                                                     --------------
      NET ASSETS 100.0% .............................                                                                $  142,337,153
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 25.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $5,730,139, representing 4.03% of net assets.

c The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Templeton Institutional Funds, Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                            INDUSTRY                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 97.6%
      AUSTRALIA 5.0%
      Aristocrat Leisure Ltd. .............................       Hotels, Restaurants & Leisure                 2,000   $    19,726
      CSL Ltd. ............................................               Biotechnology                           600        23,491
      Macquarie Bank Ltd. .................................              Capital Markets                          600        27,777
      Qantas Airways Ltd. .................................                  Airlines                           4,970        12,593
      QBE Insurance Group Ltd. ............................                 Insurance                           1,000        15,661
      Sonic Healthcare Ltd. ...............................      Health Care Providers & Services               2,200        24,722
      St. George Bank Ltd. ................................              Commercial Banks                       1,500        33,110
                                                                                                                        -----------
                                                                                                                            157,080
                                                                                                                        -----------
      AUSTRIA 0.6%
      Erste Bank der oesterreichischen Sparkassen AG ......              Commercial Banks                         300        17,687
                                                                                                                        -----------
      BELGIUM 0.3%
      KBC GROEP NV ........................................              Commercial Banks                         100        10,735
                                                                                                                        -----------
      BERMUDA 0.6%
      ACE Ltd. ............................................                 Insurance                             350        18,203
                                                                                                                        -----------
      BRAZIL 0.5%
      Companhia Siderurgica Nacional SA, ADR ..............              Metals & Mining                          500        15,710
                                                                                                                        -----------
      CANADA 3.4%
      Alcan Inc. ..........................................              Metals & Mining                          200         9,151
      BCE Inc. ............................................   Diversified Telecommunication Services            1,060        25,535
      Cameco Corp. ........................................        Oil, Gas & Consumable Fuels                    800        28,773
    a Cognos Inc. .........................................                  Software                             600        23,306
      Talisman Energy Inc. ................................        Oil, Gas & Consumable Fuels                    200        10,622
    a Trican Well Service Ltd. ............................        Energy Equipment & Services                    200         9,120
                                                                                                                        -----------
                                                                                                                            106,507
                                                                                                                        -----------
      CHINA 1.0%
      China Mobile (Hong Kong) Ltd., fgn. .................    Wireless Telecommunication Services              4,450        23,370
      China Telecom Corp. Ltd., H .........................   Diversified Telecommunication Services           22,000         7,797
                                                                                                                        -----------
                                                                                                                             31,167
                                                                                                                        -----------
      DENMARK 0.4%
    a Vestas Wind Systems AS ..............................            Electrical Equipment                       370         9,221
  a,b Vestas Wind Systems AS, 144A ........................            Electrical Equipment                       123         3,065
                                                                                                                        -----------
                                                                                                                             12,286
                                                                                                                        -----------
      FINLAND 0.9%
      Stora Enso OYJ, R (EUR/FIM Traded) ..................          Paper & Forest Products                    1,820        28,005
                                                                                                                        -----------
      FRANCE 5.7%
      Accor SA ............................................       Hotels, Restaurants & Leisure                   140         8,069
      AXA SA ..............................................                 Insurance                             610        21,404
      Compagnie Generale des Etablissements Michelin, B ...              Auto Components                          530        33,295
      Essilor International SA ............................      Health Care Equipment & Supplies                 200        17,835


20 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                            INDUSTRY                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      FRANCE (CONTINUED)
      France Telecom SA ...................................   Diversified Telecommunication Services              870   $    19,564
      Sanofi-Aventis ......................................              Pharmaceuticals                          330        31,387
      Suez SA .............................................              Multi-Utilities                        1,190        46,887
                                                                                                                        -----------
                                                                                                                            178,441
                                                                                                                        -----------
      GERMANY 8.2%
      BASF AG .............................................                 Chemicals                             140        10,971
      Bayer AG, Br. .......................................                 Chemicals                             280        11,229
      Bayerische Motoren Werke AG .........................                Automobiles                            460        25,359
      Celesio AG ..........................................      Health Care Providers & Services                 460        43,400
      Deutsche Post AG ....................................          Air Freight & Logistics                    1,520        37,993
      E.ON AG .............................................             Electric Utilities                        260        28,619
      Muenchener Rueckversicherungs-Gesellschaft AG .......                 Insurance                              70         9,931
      Puma AG Rudolf Dassler Sport ........................      Textiles Apparel & Luxury Goods                  100        37,792
      SAP AG ..............................................                  Software                             150        32,586
      Siemens AG ..........................................          Industrial Conglomerates                     220        20,506
                                                                                                                        -----------
                                                                                                                            258,386
                                                                                                                        -----------
      GREECE 2.5%
      Cosmote Mobile Telecommunications SA ................    Wireless Telecommunication Services              1,000        23,142
      National Bank of Greece SA ..........................              Commercial Banks                         700        32,907
      Piraeus Bank SA .....................................              Commercial Banks                         700        21,203
                                                                                                                        -----------
                                                                                                                             77,252
                                                                                                                        -----------
      HONG KONG 4.6%
      Esprit Holdings Ltd. ................................              Specialty Retail                       5,000        38,920
      Noble Group Ltd. ....................................      Trading Companies & Distributors              20,000        15,224
      Sun Hung Kai Properties Ltd. ........................                Real Estate                          3,000        30,466
      Swire Pacific Ltd., A ...............................                Real Estate                          3,000        29,364
      Television Broadcasts Ltd. ..........................                   Media                             3,000        17,012
      Wharf (Holdings) Ltd. ...............................                Real Estate                          4,000        14,692
                                                                                                                        -----------
                                                                                                                            145,678
                                                                                                                        -----------
      IRISH REPUBLIC 1.0%
      Anglo Irish Bancorp PLC .............................              Commercial Banks                       2,000        32,955
                                                                                                                        -----------
      ISRAEL 2.2%
    a Check Point Software Technologies Ltd. ..............                  Software                           1,160        23,223
      Teva Pharmaceutical Industries Ltd., ADR ............              Pharmaceuticals                        1,100        45,298
                                                                                                                        -----------
                                                                                                                             68,521
                                                                                                                        -----------
      ITALY 2.6%
      Eni SpA .............................................        Oil, Gas & Consumable Fuels                    652        18,549
      Luxottica Group SpA, ADR ............................      Textiles Apparel & Luxury Goods                  700        19,243
      Saipem SpA ..........................................        Energy Equipment & Services                  1,500        34,694
      UniCredito Italiano SpA .............................              Commercial Banks                       1,432        10,349
                                                                                                                        -----------
                                                                                                                             82,835
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 21

Templeton Institutional Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                        INDUSTRY                          SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      JAPAN 6.9%
      Aiful Corp. .........................................              Consumer Finance                         400   $    26,478
      Asahi Glass Co. Ltd. ................................             Building Products                       3,000        44,840
      Fast Retailing Co. Ltd. .............................              Specialty Retail                         200        19,561
      Fuji Photo Film Co. Ltd. ............................        Leisure Equipment & Products                   300        10,018
      KDDI Corp. ..........................................    Wireless Telecommunication Services                  2        10,690
      Mabuchi Motor Co. Ltd. ..............................     Electronic Equipment & Instruments                100         5,149
      Mitsui Fudosan Co. Ltd. .............................                Real Estate                          2,000        45,970
      Nintendo Co. Ltd. ...................................                  Software                             100        14,955
      Sompo Japan Insurance Inc. ..........................                 Insurance                           1,000        14,505
      SONY Corp. ..........................................             Household Durables                        300        13,893
      Takeda Pharmaceutical Co. Ltd. ......................              Pharmaceuticals                          200        11,403
                                                                                                                        -----------
                                                                                                                            217,462
                                                                                                                        -----------
      LUXEMBOURG 0.5%
      SES Global ..........................................                   Media                             1,000        15,920
                                                                                                                        -----------
      MEXICO 3.0%
      America Movil SA de CV, L, ADR ......................    Wireless Telecommunication Services                800        27,408
      Cemex SA de CV, CPO, ADR ............................           Construction Materials                      300        19,584
      Grupo Financiero Banorte SA de CV, O ................              Commercial Banks                       8,000        19,040
      Telefonos de Mexico SA de CV, L, ADR ................   Diversified Telecommunication Services            1,300        29,224
                                                                                                                        -----------
                                                                                                                             95,256
                                                                                                                        -----------
      NETHERLANDS 6.8%
      Akzo Nobel NV .......................................                 Chemicals                             630        33,425
      ING Groep NV ........................................       Diversified Financial Services                1,290        50,953
      Koninklijke Philips Electronics NV ..................             Household Durables                      1,130        38,184
      SBM Offshore NV .....................................        Energy Equipment & Services                    810        81,211
      VNU NV ..............................................                   Media                               320        10,402
                                                                                                                        -----------
                                                                                                                            214,175
                                                                                                                        -----------
      NORWAY 2.1%
      Norske Skogindustrier ASA ...........................          Paper & Forest Products                    1,340        22,688
      Telenor ASA .........................................   Diversified Telecommunication Services            4,080        43,876
                                                                                                                        -----------
                                                                                                                             66,564
                                                                                                                        -----------
      PORTUGAL 0.9%
      Portugal Telecom SGPS SA ............................   Diversified Telecommunication Services            2,310        28,016
                                                                                                                        -----------
      RUSSIA 0.8%
      LUKOIL, ADR .........................................        Oil, Gas & Consumable Fuels                    300        24,990
                                                                                                                        -----------
      SINGAPORE 0.3%
      SembCorp Marine Ltd. ................................                 Machinery                           5,000         8,819
                                                                                                                        -----------
      SOUTH AFRICA 0.4%
      Sappi Ltd. ..........................................          Paper & Forest Products                      872        13,016
                                                                                                                        -----------


22 | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                           INDUSTRY                      SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      SOUTH KOREA 3.1%
      Kookmin Bank, ADR ....................................               Commercial Banks                       370   $   31,642
      KT Corp., ADR ........................................    Diversified Telecommunication Services          1,100       23,430
    b Samsung Electronics Co. Ltd., GDR, 144A ..............   Semiconductors & Semiconductor Equipment           130       42,575
                                                                                                                        ----------
                                                                                                                            97,647
                                                                                                                        ----------
      SPAIN 1.9%
      Banco Bilbao Vizcaya Argentaria SA ...................               Commercial Banks                       900       18,777
      Banco Santander Central Hispano SA ...................               Commercial Banks                       650        9,490
      Telefonica SA ........................................    Diversified Telecommunication Services          2,048       32,134
                                                                                                                        ----------
                                                                                                                            60,401
                                                                                                                        ----------
      SWEDEN 4.7%
      Atlas Copco AB, A ....................................                   Machinery                        2,730       76,761
      Getinge AB, B ........................................       Health Care Equipment & Supplies             1,200       19,413
      Nordea Bank AB, FDR ..................................               Commercial Banks                     2,260       28,039
      Securitas AB, B ......................................        Commercial Services & Supplies                480        9,244
      Volvo AB, B ..........................................                   Machinery                          340       15,912
                                                                                                                        ----------
                                                                                                                           149,369
                                                                                                                        ----------
      SWITZERLAND 5.5%
      Credit Suisse Group ..................................                Capital Markets                       600       33,652
      Lonza Group AG .......................................                   Chemicals                          110        7,536
      Roche Holding AG .....................................                Pharmaceuticals                       250       37,205
      Swiss Reinsurance Co. ................................                   Insurance                          340       23,748
    a Syngenta AG ..........................................                   Chemicals                          300       42,139
      UBS AG ...............................................                Capital Markets                       250       27,449
                                                                                                                        ----------
                                                                                                                           171,729
                                                                                                                        ----------
      TAIWAN 1.5%
      Chunghwa Telecom Co. Ltd., ADR .......................    Diversified Telecommunication Services            700       13,713
    b Compal Electronics Inc., GDR, 144A ...................            Computers & Peripherals                   415        2,150
    c Compal Electronics Inc., GDR, Reg S ..................            Computers & Peripherals                 1,039        5,382
      Taiwan Semiconductor Manufacturing Co. Ltd.,
        ADR ................................................   Semiconductors & Semiconductor Equipment         2,499       25,140
                                                                                                                        ----------
                                                                                                                            46,385
                                                                                                                        ----------
      UNITED KINGDOM 19.7%
      BAE Systems PLC ......................................              Aerospace & Defense                   6,900       50,409
      BG Group PLC .........................................          Oil, Gas & Consumable Fuels               1,000       12,493
      Boots Group PLC ......................................           Food & Staples Retailing                   566        7,071
      BP PLC ...............................................          Oil, Gas & Consumable Fuels               1,560       17,905
      British Sky Broadcasting Group PLC ...................                     Media                          1,660       15,565
      Cadbury Schweppes PLC ................................                 Food Products                      3,700       36,748
      Compass Group PLC ....................................         Hotels, Restaurants & Leisure              3,970       15,734
      GlaxoSmithKline PLC ..................................                Pharmaceuticals                       500       13,066
      HBOS PLC .............................................               Commercial Banks                       800       13,349
      HSBC Holdings PLC ....................................               Commercial Banks                     1,200       20,089


                                        Quarterly Statements of Investments | 23

Templeton Institutional Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES                           INDUSTRY                      SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      UNITED KINGDOM (CONTINUED)
      Man Group PLC ........................................                Capital Markets                       900   $   38,521
      National Grid PLC ....................................                Multi-Utilities                     2,062       20,515
      Next PLC .............................................               Multiline Retail                     1,800       51,570
      Pearson PLC ..........................................                     Media                            920       12,748
      Reckitt Benckiser PLC ................................              Household Products                    1,000       35,178
      Rentokil Initial PLC .................................        Commercial Services & Supplies              1,570        4,259
      Royal Bank of Scotland Group PLC .....................               Commercial Banks                       780       25,367
      Royal Dutch Shell PLC, B .............................          Oil, Gas & Consumable Fuels                 801       26,050
      Shire PLC ............................................                Pharmaceuticals                     2,870       44,028
      Smith & Nephew PLC ...................................       Health Care Equipment & Supplies             3,000       26,618
      Smiths Group PLC .....................................           Industrial Conglomerates                 1,290       22,018
      Standard Chartered PLC ...............................               Commercial Banks                     1,630       40,529
      Tesco PLC ............................................           Food & Staples Retailing                 5,000       28,650
      Sage Group PLC .......................................                   Software                         3,000       14,338
      Vodafone Group PLC ...................................      Wireless Telecommunication Services           9,940       20,799
      Yell Group PLC .......................................                     Media                            670        6,334
                                                                                                                        ----------
                                                                                                                           619,951
                                                                                                                        ----------
      TOTAL INVESTMENTS (COST $1,929,294) 97.6% ............                                                             3,071,148
      OTHER ASSETS, LESS LIABILITIES 2.4% ..................                                                                76,168
                                                                                                                        ----------
      NET ASSETS 100.0% ....................................                                                            $3,147,316
                                                                                                                        ==========

See Selected Currency and Portfolio Abbreviations on page 25.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the aggregate value of these securities was $47,790, representing 1.52% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2006, the value of this security was $5,382, representing 0.17% of net assets.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Institutional Funds, Inc.

SELECTED CURRENCY ABBREVIATIONS          SELECTED PORTFOLIO ABBREVIATIONS

EUR - Euro                               ADR - American Depository Receipt
FIM - Finnish Markka                     FDR - Foreign Depository Receipt
SEK - Swedish Krona                      GDR - Global Depository Receipt
USD - United States Dollar               SDR - Swedish Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Templeton Institutional Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Institutional Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of four series (the "Funds").

1. INCOME TAXES

At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                             --------------------------------------------------
                                                                  TIFI             TIFI             TIFI
                                                                EMERGING         FOREIGN       FOREIGN SMALLER
                                                             MARKETS SERIES    EQUITY SERIES   COMPANIES SERIES
                                                             --------------------------------------------------
Cost of investments ......................................   $1,951,229,995   $4,195,738,490   $   104,957,346
                                                             ==================================================

Unrealized appreciation ..................................   $1,051,825,896   $2,630,504,575   $    40,504,904
Unrealized depreciation ..................................      (15,056,338)     (80,715,859)       (4,658,512)
                                                             --------------------------------------------------
Net unrealized appreciation (depreciation) ...............   $1,036,769,558   $2,549,788,716   $    35,846,392
                                                             ==================================================

                                                             --------------
                                                                  TIFI
                                                               NON-US CORE
                                                              EQUITY SERIES
                                                             --------------
Cost of investments ......................................   $    1,930,797
                                                             ==============

Unrealized appreciation ..................................   $    1,160,818
Unrealized depreciation ..................................          (20,467)
                                                             --------------
Net unrealized appreciation (depreciation) ...............   $    1,140,351
                                                             ==============

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


26 | Quarterly Statements of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 22, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 22, 2006